Emerging Economies Fund (Prospectus Summary): | Emerging Economies Fund
Emerging Economies Fund.
VALIC COMPANY I Supplement to the Statutory Prospectus dated October 1, 2011 Emerging Economies Fund.
Effective October 1, 2011, Fund Summary disclosure with respect to the “Principal Investment Strategies of the Fund” section is amended by adding the following as the last paragraph:
“The Fund may also invest in depositary receipts.”
Additionally, Fund Summary disclosure with respect to the “Principal Risks of Investing in the Fund” section is amended to include the following disclosure “Depositary Receipts Risk” as a principal investment risk of the Fund:

“Depositary Receipts Risk : Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.”